Other Gains and Losses	12 Months Ended
Dec. 31, 2017
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Other Gains and Losses
8.	OTHER GAINS AND LOSSES

	12.31.2017	12.31.2016	12.31.2015
Gain on disposal of Property, plant and equipment	5,799,175	31,315,437	3,909,421
Donations	(15,420,542)	(14,347,944)	(11,153,019)
Technical assistance and services provided	856,198	8,154,147	559,258
Gain on tax credits acquired	2,048,779	3,872,647	3,456,071
Canon recovery - Ferrosur Roca S.A. (Note 39)	—	84,441,612	—
Contingencies	(17,875,923)	(3,472,583)	(9,027,709)
Result from U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	8,259,698	—	46,505,630
Service fee from ADS Depositary bank	69,254,438	—	—
Leases	22,265,721	16,980,577	9,143,605
Miscellaneous	3,462,997	(3,092,497)	6,683,574

Total	78,650,541	123,851,396	50,076,831